DEBT (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Sep. 30, 2024	Feb. 28, 2021	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Feb. 26, 2026	Jan. 31, 2026	Mar. 31, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Accrues interest payable		$ 389,450				$ 389,450		$ 309,487	$ 204,760
Loans payable								320,600
Line of credit		53,642				53,642		54,381	48,061
Notes payable, current		251,962				$ 251,962		$ 199,001	188,081
Revolving line of credit Description						revolving line of credit with a total line of $55,000 and an interest rate of 8.5%		revolving line of credit with a total line of $55,000 and an interest rate of 8.5%.
Other notes payable									173,650
Effective percentage												35.00%
Convertible long term notes payable		721,953				$ 721,953		$ 1,390,065	1,127,621
Payments rights and purchase and sale agreement	$ 35,000
Repayable rate	2,226
Total of in interest	20,650
Installments payable						4,608
Amortization discount						225,493	$ 228,449	933,116	294,222
Kim D Southworth [Member]
Debt Instrument [Line Items]
Notes payable	$ 65,600	25,000			$ 65,600	25,000							$ 65,600
Installments payable		$ 2,428
Notes payable descriptions					(i) a $28,000 note bearing interest at 25% per month for the first two months; (ii) a $17,600 note with an upfront loan fee of $2,000 plus $1,000 per month for two months; and (iii) a $20,000 note with an upfront loan fee of $2,000 plus $1,000 per month for two months. These loans are collateralized by a $45,000 in equipment.
Debt term		12 months
Accrued interest percentage		28.99%
Line of credit		$ 1,000				1,000
Remaining borrowing capacity		935				935
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt discount						161,047		536,495	294,222
Accrues interest payable									68,750
Convertible note payable with a related party											$ 25,000
Convertible per share											$ 0.001
Number of value sale										$ 3,000
Converted shares loan										3,000,000
Convertible notes payable		505,869				$ 505,869		$ 3,632,744	$ 2,582,650
Interest rate								8.00%	8.00%
Note payable									$ 750,000
Other notes payable									$ 150,000
Share price									$ 0.35
Issuance of common shares									150,000
Notes payable									$ 300,000
Effective percentage									9.00%
Warrants shares									300,000
Warrants price per share									$ 8
Conversion shares						1,039,500		11,003,331
Short-term convertible notes payable		1,880,351				$ 1,880,351		$ 1,693,194
Net of discount		675,018				675,018		37,500
Convertible notes payable, net discount								$ 499,935
Convertible notes payable description								with the exception of seven notes totaling $714,744 which have a stated interest rate of 12% and are paid back in installments which began on July 15, 2025 and the final payment is due January 2027.
Convertible notes payable								$ 1,180,000
Convertible notes payable remain outstanding		2,602,304				2,602,304		3,097,444
Long-term convertible notes payable		721,953				721,953		1,404,250
Accrues interest		6,856				6,856		5,500
Accrued interest percentage										25.00%
Converted amount		50,000				50,000		1,180,000
Amortization discount						230,970
Convertible Notes Payable [Member] | Seven Loans [Member]
Debt Instrument [Line Items]
Convertible notes payable								$ 609,944	$ 65,263
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price								$ 0.08	$ 0.10
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price								$ 0.25	$ 0.25
Convertible Notes Payables [Member]
Debt Instrument [Line Items]
Convertible notes payable									$ 3,673,037
Conversion shares									28,170,065
Short-term convertible notes payable									$ 815,863
Net of discount									24,400
Convertible long term notes payable									1,127,621
Convertible notes payable, net discount									318,779
Forty Five Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible notes payable								$ 3,632,744
Interest rate								8.00%
Convertible notes payable description								with the exception of seven notes totaling $714,744 which have a stated interest rate of 12% and are paid back in installments which began on July 15, 2025 and the final payment is due January 2027.
Forty Five Convertible Notes Payable [Member] | Seven Loans [Member]
Debt Instrument [Line Items]
Convertible notes payable		557,600				557,600		$ 609,944
Forty Five Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price								$ 0.08
Forty Five Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price								$ 0.25
Individual Counterparty [Member]
Debt Instrument [Line Items]
Accrues interest payable		38,875				38,875		$ 34,375	16,125	$ 250
Borrowed outstanding										100,000
Loans payable		$ 62,000				$ 62,000		$ 62,000	100,000
Interest paid										50
Interest paid in stock										$ 200
Stock share paid per value										$ 0.15
Additional interest paid in cash										$ 7,500
Related Party [Member]
Debt Instrument [Line Items]
Related party loan amount															$ 153,989
Loan percentage per year		12.50%				12.50%		12.50%
Accrues interest payable		$ 14,482				$ 14,482		$ 14,482
Interest rate		8.00%				8.00%		8.00%
Accrues interest loan		$ 10,427				$ 10,427		$ 4,171
Accrues interest		248				248
Notes Payable [Member]
Debt Instrument [Line Items]
Purchase price				$ 450,000
Debt discount				$ 389,046
Repayment debt									106,500	106,500
Debt balance									343,500	$ 343,500
Loan Payable [Member]
Debt Instrument [Line Items]
Accrues interest payable		36,786				36,786		35,900	69,500
Loans payable														$ 90,000
Interest paid						0		39,000	$ 6,500
Principal amount paid			$ 50,000
Accrues interest payable per day		125				125		125
Four Loan Payable [Member]
Debt Instrument [Line Items]
Loans payable								$ 60,000
Executed Three Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable		495,000				495,000
Notes payable		$ 110,000				$ 110,000
Original issue discount rate						9.10%
Interest charge						$ 7,700
Trading day period description						In addition, each note had a convertible feature of the lower of $0.10/share or 70% of the lowest trading price during the prior 20 trading day period of time. Both notes also had warrants convertible into 733,333 shares each of common stock at $0.15/share over the next five years. The remaining note payable of $275,000 had an original issue discount of $25,000 and 12% annual interest payable in common stock. The note is convertible after September 11, 2026 into common stock at 70% of lowest closing bid price during prior 10 trading days.